Employee benefits expenses - Schedule of employee benefit expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Benefit Expense [Abstract]
Salaries and bonuses	€ (52,413)	€ (105,436)	€ (95,118)
Social security charges	(11,502)	(21,012)	(20,398)
Social costs	(1,003)	(2,588)	(2,448)
Defined benefit plans	(1,169)	(1,199)	(652)
Other personnel expenses	(350)	(1,651)	(3,472)
Total	€ (66,437)	€ (131,886)	€ (122,088)